Financial Risk Management - Movement in Loss Allowances Against Trade Receivables (Details) - Credit Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management [Line Items]
Loss allowance beginning balance	$ 661	$ 674
Loss allowance recognized during the year	1,253	119
Balances written off during the year	(222)	(132)
Balances recovered during the year	(12)	0
Loss allowance ending balance	$ 1,680	$ 661